Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Company's Consolidated Quarterly Results of Operations

	2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Revenue	$38,938,981	$30,073,451	$32,056,779	$26,042,140
Gross margin	3,920,992	(20,266,275)	(475,431)	(2,970,742)
Net loss	(18,524,116)	(50,429,655)	(23,995,506)	(18,391,132)
Basic and diluted net loss per weighted average common share attributable to controlling shareholders	$(0.01)	$(0.98)	$(0.37)	$(0.09)
Basic and diluted net loss per weighted average common share attributable to noncontrolling shareholders	$(0.51)	$(0.94)	$(0.37)	$(0.09)

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Revenue	$21,218,416	$23,441,614	$27,350,283	$36,971,275
Gross margin	(1,518,969)	1,375,859	(25,126,342)	5,063,895
Net loss	(16,361,792)	(7,180,563)	(49,084,542)	(17,807,671)
Basic and diluted net loss per weighted average common share	$(0.10)	$(0.04)	$(0.25)	$(0.09)